General (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Sep. 17, 2024	Aug. 23, 2020	Feb. 28, 2023	Jan. 31, 2020	Dec. 31, 2024
General [Line Items]
American depository ordinary shares	200	200	110,759
Common stock par value (in Dollars per share)
Warrants shares					200
American depository shares purchase					1
Contract to acquire, percentage			100.00%	100.00%
Retained earnings (in Dollars)					$ 144.7
Net of issuance expenses (in Dollars)					$ 108.5